Average Annual Total Returns ((Columbia Overseas Value Fund Z), (Columbia Overseas Value Fund), Class Z Shares)	0 Months Ended
Jul. 01, 2011
Average Annual Return:
Inception Date	Mar. 31, 2008
1 Year	4.64%
Life of Fund	(6.35%)
returns after taxes on distributions
Average Annual Return:
Inception Date	Mar. 31, 2008
1 Year	4.58%
Life of Fund	(6.83%)
returns after taxes on distributions and sale of Fund shares
Average Annual Return:
Inception Date	Mar. 31, 2008
1 Year	3.70%
Life of Fund	(5.38%)